24. RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	$ 1,397	$ 1,484
Base and variable fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	1,108	1,291
Discretionary fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	0	77
Commission fees
DisclosureOfManagementFeesLineItems [Line Items]
Management fees	$ 289	$ 116